STOCK-BASED COMPENSATION - Stock Options (Details) $ / shares in Units, $ / shares in Units, shares in Millions	Dec. 31, 2018 CAD ($) shares year $ / shares	Dec. 31, 2018 USD ($) shares year $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Closing market share price (in dollars per share) | (per share)	$ 18.43	$ 13.54
Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.3	0.3	0.3	0.3	0.3	0.3
Stock options outstanding, average price (in dollars per share)	$ 13		$ 13		$ 13
Stock options outstanding, average life | year	2.9	2.9
Stock options outstanding, intrinsic value	$ 0
Stock options exercisable (in shares) | shares	0.2	0.2
Stock options exercisable, average price (in dollars per option)	$ 13
Stock options exercisable, intrinsic value	$ 0
United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.5	0.5	0.7	0.7	1.8	1.8
Stock options outstanding, average price (in dollars per share)		$ 37		$ 40		$ 42
Stock options outstanding, average life | year	0.8	0.8
Stock options outstanding, intrinsic value		$ 0
Stock options exercisable (in shares) | shares	0.5	0.5
Stock options exercisable, average price (in dollars per option)		$ 37
Stock options exercisable, intrinsic value		$ 0
$9 - $17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	$ 9
$9 - $17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	$ 17
$9 - $17 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.2	0.2
Stock options outstanding, average price (in dollars per share)	$ 10
Stock options outstanding, average life | year	3.6	3.6
Stock options outstanding, intrinsic value	$ 0
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option)	$ 10
Stock options exercisable, intrinsic value	0
$18 - $21 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	18
$18 - $21 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)	$ 21
$18 - $21 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.1
Stock options outstanding, average price (in dollars per share)	$ 18
Stock options outstanding, average life | year	1.6	1.6
Stock options outstanding, intrinsic value	$ 0
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option)	$ 18
Stock options exercisable, intrinsic value	$ 0
$32 - $41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		$ 32
$32 - $41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		$ 41
$32 - $41 | United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.4	0.4
Stock options outstanding, average price (in dollars per share)		$ 32
Stock options outstanding, average life | year	1.0	1.0
Stock options outstanding, intrinsic value		$ 0
Stock options exercisable (in shares) | shares	0.4	0.4
Stock options exercisable, average price (in dollars per option)		$ 32
Stock options exercisable, intrinsic value		0
$42 - $55 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		42
$42 - $55 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in dollars per share)		$ 55
$42 - $55 | United States
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.1
Stock options outstanding, average price (in dollars per share)		$ 48
Stock options outstanding, average life | year	0.1	0.1
Stock options outstanding, intrinsic value		$ 0
Stock options exercisable (in shares) | shares	0.1	0.1
Stock options exercisable, average price (in dollars per option)		$ 48
Stock options exercisable, intrinsic value		$ 0